Revenue (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of licensing revenue

	2024 A$’000	2023 A$’000	2022 A$’000

Licensing revenue	2,301	—	—
Sale of paxalisib	7	—	—

	2,308	—	—

Summary of disaggregation of revenue from contracts with customers
The disaggregation of revenue from contracts with customers is as follows:

	2024 A$’000	2023 A$’000	2022 A$’000

Geographical regions

South Korea	2,308	—	—

	2,308	—	—
Timing of revenue recognition
Licensing revenue at a point in time	2,301	—	—

Sale of paxalisib at a point in time	7	—	—